STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details) - AU10TIX Technologies B.V [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options
Options outstanding, beginning balance	368,875
Options granted	584,500
Options exercised	0
Options Forfeited	(94,750)
Options outstanding, ending balance	858,625	368,875
Options exercisable at end of period	389,500
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance	$ 0.23
Options granted	0.96
Forfeited	0.79
Options outstanding, ending balance	$ 0.67	$ 0.23
Stock Option, Additional Disclosures
Weighted average remaining contractual term	6 years	5 years